Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets

NOTE 10 – Goodwill and Intangible Assets

The carrying amount of goodwill and intangible assets attributable to each of our reporting segments is presented in the following table (in thousands):

	December 31, 2016	Net Additions	Write-off	December 31, 2017
Goodwill
Global Wealth Management	$270,779	$5,698	$—	$276,477
Institutional Group	691,503	854	—	692,357
	$962,282	$6,552	$—	$968,834

	December 31, 2016	Net Additions	Amortization	December 31, 2017
Intangible assets
Global Wealth Management	$45,231	$3,800	$(4,506)	$44,525
Institutional Group	71,073	1,658	(7,629)	65,102
	$116,304	$5,458	$(12,135)	$109,627

The adjustments to goodwill and intangible assets during the year ended December 31, 2017, are primarily attributable to the acquisitions of ISM, which closed on May 3, 2016, and City Securities, which closed on January 3, 2017. Goodwill for certain of our acquisitions is deductible for tax purposes.

Amortizable intangible assets consist of acquired customer relationships, trade name, investment banking backlog, and non-compete agreements that are amortized over their contractual or determined useful lives. Intangible assets subject to amortization as of December 31, 2017 and 2016 were as follows (in thousands):

	December 31, 2017		December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Customer relationships	$146,986	$55,809	$141,621	$46,209
Trade name	24,713	10,228	24,713	8,670
Investment banking backlog	2,598	1,202	1,345	379
Non-compete agreements	1,419	968	2,578	813
	$175,716	$68,207	$170,257	$56,071

Amortization expense related to intangible assets was $12.1 million, $14.4 million, and $10.4 million for the years ended December 31, 2017, 2016, and 2015, respectively.

The weighted-average remaining lives of the following intangible assets at December 31, 2017, are: customer relationships, 10.8 years; trade name, 10.6 years; and non-compete agreements, 9.6 years. We have an intangible asset that is not subject to amortization and is, therefore, not included in the table below. As of December 31, 2017, we expect amortization expense in future periods to be as follows (in thousands):

Fiscal year
2018	$10,890
2019	10,341
2020	10,124
2021	9,622
2022	8,880
Thereafter	57,652
$107,509